Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of short term investments consist

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Marketable securities	149,583,000	1,138,090,600	161,918,194

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	149,583,000	149,583,000	-	-

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,138,090,600	1,138,090,600	-	-